Revenue - Schedule of Contract Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Obtaining Contract
Capitalized Contract Cost [Line Items]
Capitalized contract cost	¥ 8,348	¥ 7,464